Non-Current Assets - Prepayments	12 Months Ended
Jun. 30, 2021
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Non-Current Assets - Prepayments

Note 19. Non-Current Assets - Prepayments

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Insurance	174,541	—
Total non-current prepayments	174,541	—

The non‑current prepayment amount relates to specific Phase 3 Clinical trial insurance in place for various sites around the world covering periods to 2024.